UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors International Growth Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Australia - 1.99%
Boart Longyear Limited (A)(B)	3,500	$3,157
Telstra Corporation Limited (B)	2,500	8,387
		11,544
Brazil - 2.56%
BM&F BOVESPA S.A. - Bolsa de Valores, Mercadorias e Futuros (B)(C)(D)	214	941
Companhia Vale do Rio Doce, ADR	200	3,830
Petroleo Brasileiro S.A. - Petrobras, ADR	230	10,109
		14,880
Canada - 1.33%
Shoppers Drug Mart Corporation (B)	160	7,720

Denmark - 1.05%
Carlsberg Group (B)(D)	80	6,099

Finland - 1.98%
Fortum Oyj (B)	260	8,725
Nokia OYJ (B)	150	2,798
		11,523
France - 9.62%
ALSTOM (B)	46	3,492
AXA S.A. (B)	250	8,183
Carrefour S.A. (B)(D)	62	2,924
Lafarge (B)	30	3,159
LVMH Moet Hennessy - Louis Vuitton (B)	30	2,634
Pinault-Printemps-Redoute SA (B)(D)	60	5,369
Societe Generale (B)	40	3,593
TOTAL S.A. (B)	200	12,150
VINCI (B)	305	14,385
		55,889
Germany - 10.98%
BASF Aktiengesellschaft (B)(D)	60	2,896
Bayer Aktiengesellschaft (B)	300	22,022
Beiersdorf Aktiengesellschaft (B)	60	3,809
E.ON AG (B)	270	13,713
Linde Aktiengesellschaft (B)	30	3,213
Siemens AG (B)	110	10,346
Vossloh AG (B)	75	7,764
		63,763
Greece - 1.85%
Bank of Cyprus Limited (B)	556	4,418
National Bank of Greece S.A. (B)	156	6,322
		10,740
Hong Kong - 0.93%
Cheung Kong (Holdings) Limited (B)	200	2,266
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)(C)(D)	8,310	3,157
		5,423
India - 0.36%
ICICI Bank Limited, ADR	90	2,117

Italy - 4.06%
Banca Intesa S.p.A. (B)	1,000	5,500
Finmeccanica SpA (B)	130	2,818
Prysmian SpA (A)(B)	92	1,810
Saipem S.p.A. (B)	300	8,976
UniCredit S.p.A. (B)	1,200	4,487
		23,591
Japan - 12.66%
Canon Inc. (B)	100	3,791
Central Japan Railway Company (B)	1	6,601
East Japan Railway Company (B)	1	7,457
Japan Tobacco Inc. (B)	3	10,177
Mitsubishi Electric Corporation (B)	1,100	7,422
Nintendo Co., Ltd. (B)	35	14,846
Shin-Etsu Chemical Co., Ltd. (B)	150	7,133
Toyota Motor Corporation (B)	200	8,550
YAMADA-DENKI Co., Ltd. (B)(D)	100	7,580
		73,557
Netherlands - 1.38%
Heineken N.V. (B)	200	8,035

Norway - 1.38%
Orkla ASA (B)	600	5,521
SeaDrill Limited (B)	119	2,468
		7,989
Spain - 2.05%
Telefonica, S.A. (B)	500	11,889

Sweden - 1.64%
Atlas Copco AB, Class A (B)	300	3,408
H & M Hennes & Mauritz AB (B)	150	6,142
		9,550
Switzerland - 11.11%
Nestle S.A., Registered Shares (B)	650	28,091
Novartis AG, Registered Shares (B)	100	5,265
Roche Holdings AG, Genussschein (B)	110	17,220
Syngenta AG (B)	40	8,435
Zurich Financial Services, Registered Shares (B)	20	5,539
		64,550
United Kingdom - 16.66%
Anglo American plc (B)	150	5,067
BAE Systems plc (B)	1,500	11,058
Barclays PLC (B)	700	4,159
BHP Billiton Plc (B)(D)	250	5,663
British American Tobacco p.l.c. (B)	500	16,323
IG Group Holdings plc (A)(B)	940	5,343
Informa plc (B)	600	3,384
National Grid plc (B)	800	10,154
Prudential plc (B)	600	5,471
Reckitt Benckiser Group plc (B)	220	10,667
Vodafone Group Plc (B)	6,000	13,250
Xstrata plc (B)	200	6,233
		96,772
United States - 1.53%
Research In Motion Limited (D)	130	8,873

TOTAL COMMON STOCKS - 85.12%		$494,504
(Cost: $516,189)

PREFERRED STOCKS
Germany
Fresenius AG (B)	130	9,426

TOTAL PREFERRED STOCKS - 1.62%		$9,426
(Cost: $6,169)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$2,000	2,000
Automatic Data Processing Inc.,
2.000%, 10-1-08	8,000	8,000
BP Capital Markets p.l.c.,
2.050%, 10-23-08	5,000	4,993
Bemis Company, Inc.,
2.500%, 10-15-08	4,531	4,527
E.I. du Pont de Nemours and Company,
2.100%, 10-22-08	5,000	4,994
Illinois Tool Works Inc.,
2.100%, 11-12-08	4,000	3,990
Johnson & Johnson,
2.030%, 11-4-08	14,000	13,973
Kellogg Co.,
4.750%, 10-7-08	3,744	3,741
PepsiCo, Inc.,
2.040%, 10-9-08	10,000	9,995
Praxair Inc.,
2.050%, 10-10-08	5,000	4,997
Sara Lee Corporation,
2.770%, 10-6-08	5,000	4,998
Toyota Motor Credit Corporation,
2.650%, 10-7-08	8,000	7,997
United Technologies Corporation,
2.100%, 10-16-08	2,815	2,813

TOTAL SHORT-TERM SECURITIES - 13.26%		$77,018
(Cost: $77,019)

TOTAL INVESTMENT SECURITIES - 100.00%		$580,948
(Cost: $599,377)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$36,747	$ ---
Level 2 - Other Significant Observable Inputs	544,201	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$580,948	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $10,310 or 1.77% of total investments.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $4,098 or 0.71% of total investments.

(D)No dividends were paid during the preceding 12 months.

Securities with an aggregate market value of $467,183, representing 80.42% of total investments, have been valued in good faith by the Valuation Committe under the supervision of the Board of Directors.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008